PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLES (Details Narrative) - USD ($)									12 Months Ended
	Aug. 13, 2026	Feb. 10, 2026	Nov. 10, 2025	Aug. 22, 2025	Aug. 19, 2025	Mar. 11, 2025	Oct. 07, 2024	Jul. 25, 2024	Mar. 31, 2026	Mar. 31, 2025	Nov. 03, 2025	Feb. 28, 2024	Apr. 14, 2022
Stock Issued During Period, Shares, Other							2,400,000
Common stock par value		$ 0.0008		$ 0.0008			$ 0.0008		$ 0.0008	$ 0.0008	$ 0.0008	$ 0.00005	$ 0.0001
Contract amount		$ 140,882	$ 2,618,320	$ 1,263,540		$ 15,000,000	$ 9,216,000			$ 9,216,000
Total purchase price					$ 12,700,000
Subsequent Event [Member]
Principal amount of recovered	$ 12,700,000
Interest rate	5.25%
Employment Compensation Claim [Member]
Other receivables									23,336
Consultants [Member]
Contract amount									9,216,000
Consultant expense									3,072,000	$ 6,144,000
Common Stock [Member]
Stock Issued During Period, Shares, Other							150,000			150,000
Common stock par value		$ 0.00005		$ 0.00005			$ 0.00005				$ 0.00005
Contract amount									$ 1,320	$ 120
Minimum [Member]
Service charges								$ 1,800,000
Maximum [Member]
Service charges								$ 2,700,000